91-775

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
SEP 26 2006
DIVISION OF MARKET REGULATION

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	July 31, 2004
[redacted]	

06060598

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   The NASDAQ Stock Market LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Index Fund Shares
4. Name of Underlying Instrument: FTSE RESEARCH AFFILIATES FUNDAMENTALS UTILITIES SECTOR INDEX
   FTSE RAFI Utilities Sector Portfolio (PowerShares ETF Trust FTSE RAFI Utilities Sector Portfolio)
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   PRFU
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Listed on: NYSE
8. Settlement Methodology of New Derivative Securities Product:
   Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

PROCESSED
OCT 31 2006
THOMSON FINANCIAL

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael S. Emen

Title:
Senior Vice President, Listing Qualifications

Telephone Number:
301 978-8020

Manual Signature of Official Responsible for Form:

Date:
September 25, 2006

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	September 26, 2006

SEC 2449 (6-01)